Consolidated balance sheet - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Assets
Cash and balances at central banks	$ 277,112	$ 285,868
Items in the course of collection from other banks	9,977	6,342
Hong Kong Government certificates of indebtedness	43,026	42,024
Trading assets	331,307	289,159
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	117,014	110,643
Derivatives	219,269	229,714
Loans and advances to banks	102,057	112,902
Loans and advances to customers	938,257	938,535
Reverse repurchase agreements – non-trading	230,189	252,217
Financial investments	467,356	442,763
Assets held for sale	5,821	114,134
Prepayments, accrued income and other assets	184,303	165,255
Current tax assets	1,308	1,536
Interests in associates and joint ventures	28,465	27,344
Goodwill and intangible assets	12,161	12,487
Deferred tax assets	7,381	7,754
Total assets	2,975,003	3,038,677
Liabilities
Hong Kong currency notes in circulation	43,026	42,024
Deposits by banks	82,435	73,163
Customer accounts	1,593,834	1,611,647
Repurchase agreements – non-trading	202,770	172,100
Items in the course of transmission to other banks	10,482	7,295
Trading liabilities	77,455	73,150
Financial liabilities designated at fair value	140,800	141,426
Derivatives	217,096	234,772
Debt securities in issue	98,158	93,917
Liabilities of disposal groups held for sale	5,041	108,406
Accruals, deferred income and other liabilities	157,171	136,606
Current tax liabilities	2,837	2,777
Insurance contract liabilities	125,252	120,851
Provisions	1,536	1,741
Deferred tax	1,186	1,238
Subordinated liabilities	25,510	24,954
Total liabilities	2,784,589	2,846,067
Equity
Called up share capital	9,310	9,631
Share premium account	14,808	14,738
Other equity instruments	18,825	17,719
Other reserves	(14,930)	(8,907)
Retained earnings	155,280	152,148
Total shareholders’ equity	183,293	185,329
Non-controlling interests	7,121	7,281
Total equity	190,414	192,610
Total liabilities and equity	$ 2,975,003	$ 3,038,677